Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000		$ 250,000
Interest expense					689,606
Income tax expense		$ 98,000		$ 139,000	$ 111,000	$ 0
Interest expense			$ 100,000
Public shares (in Shares)	669,661		669,661
Income tax expense	$ 41,000		$ 67,000
Effective tax rate	(0.20%)	(13.80%)	(0.30%)	3.70%
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	706,319		706,319		2,960,098	25,000,000
Interest expense	$ 210,000		$ 459,000
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant purchase (in Shares)	6,385,000		6,385,000		6,385,000
Federal Statutory Rate [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Effective tax rate					4.40%	0.00%